Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Acquisition of intangible of assets	$ 900,000
Percentage issuance of shares	15.00%
Shares issued in aqcuisitions	$ 345,000
Additions to right of use assets	5,111,736	$ 406,333
Additions to lease liabilites	933,405	733,488
Issuance of shares for services		47,546	$ 2,709,854
Shares issued for employees			1,745,447
Acquisition of intagible assets	900,000	600,056	5,400,043
Shares issued to settle shareholder loan		722,306
Shares issued on conversion of convertible bond		25,436,232
Earn out share based payments
Accrual transaction cost		45,413,018
Digivault limited [Member]
IfrsStatementLineItems [Line Items]
Shares issued in aqcuisitions	2,533,223
Additions to right of use assets	5,111,736
Additions to lease liabilites	5,111,736
Issuance of shares for services	3,896,546
Shares issued for employees	$ 142,201
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Additions to right of use assets		406,333
Additions to lease liabilites		406,333
Acquisition of intagible assets		600,056	5,400,043
Shares issued to settle shareholder loan		722,306
Shares issued on conversion of convertible bond		100,000
Defferred compensation		485,000
Accrued interest		$ 25,436,232
Issue of earn out shares		3,030,000
Earn out share based payments		$ 7,241,700
Accrual transaction cost		$ 495,000
Loan novation			4,323,530
Jersey Limited [Member]
IfrsStatementLineItems [Line Items]
Outstanding payable			$ 75,000